Exceptional items (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£) item	Jun. 30, 2024 GBP (£)
Exceptional items
Club restructuring and redundancy costs	£ (2,542)	£ (19,731)
Costs associated with loss of office	(5,158)	(16,895)	£ (12,334)
Costs related to strategic review and share sale agreement with Trawlers Limited			(34,574)
Football League pension scheme deficit (Note 29)	(509)		(870)
Total exceptional items	£ (8,209)	£ (36,626)	£ (47,778)
Number of redundancy programs | item		2